RELATED PARTY TRANSACTIONS - Purchases And Accounts Payable (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Accounts payable		$ 1,845,371	$ 1,525,192
Related party
RELATED PARTY TRANSACTIONS
Purchases	$ 3,757,075
Related party | Chongqing Yinzhi
RELATED PARTY TRANSACTIONS
Purchases	$ 3,757,075